John Deere Owner Trust 2017	EXHIBIT 99.2
Statement to Certificateholders

$240,000,000 Class A-1 0.88000% Asset Backed Notes due March 15, 2018
$218,000,000 Class A-2 1.50% Asset Backed Notes due October 15, 2019
$225,000,000 Class A-3 1.78% Asset Backed Notes due April 15, 2021
$75,640,000 Class A-4 2.11% Asset Backed Notes due December 15, 2023
$19,453,285 Overcollateralization

Payment Date:				15-Jun-20

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$6,230,656.65
		per $1,000 original principal amount:		$82.37

	(f)	Total:		$6,230,656.65

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iv)	Class A-4 Notes:	$112,282.16
			per $1,000 original principal amount:	$1.48

		(v)	Total:	$112,282.16

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$77,357,502.42

	(b)	Note Value at end of related Collection Period:		$77,079,782.51

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$19,453,285.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$0.00
		(ii)	A-3 Note Pool Factor:	0.0000000

	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$57,626,497.91
		(ii) A-4 Note Pool Factor:	0.7618522

(5)	(a)	Amount of Servicing Fee:	$69,777.83
		(i) per $1,000 original principal amount:	$0.09
	(b)	Amount of Servicing Fee earned:	$69,777.83
	(c)	Amount of Servicing Fee paid:	$69,777.83
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$116,773.40

(11)	(i)	Amount in Reserve Account:	$7,780,933.00
	(ii)	Specified Reserve Account Balance:	$7,780,933.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$2,122,766.59
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	2.74%

(13)	(i)	Aggregate amount of net losses for the collection period:	$61,647.01
	(ii)	Cumulative amount of net losses:	$2,381,619.19
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.30%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Purchased Receivables:	$314,872.28
		(ii) % of Pool Balance:	0.38%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%